Long-Term Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Loans [Abstract]
Interest expense on long-term loan	$ 245,897	$ 212,451	$ 153,611